INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2010
Investment Securities Details [Abstract]
INVESTMENT SECURITIES
NOTE 12: INVESTMENT SECURITIES

Investment securities available-for-sale

The amortized cost of available-for-sale securities and their fair values at December 31, comprised:

	2009
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in thousands)
Greek government bonds	9,945,165	20,264	(661,831)	9,303,598
Debt securities issued by other governments and public sector entities	3,195,125	64,961	(37,636)	3,222,450
Corporate debt securities issued by companies incorporated in Greece	924,228	4,159	(73,897)	854,490
Corporate debt securities issued by companies incorporated outside Greece	1,587,378	22,443	(92,964)	1,516,857
Equity securities issued by companies incorporated in Greece	221,689	957	(1,636)	221,010
Equity securities issued by companies incorporated outside Greece	44,542	6,030	(1,699)	48,873
Mutual Fund units	588,759	4,068	(19,409)	573,418
Total available-for-sale securities	16,506,886	122,882	(889,072)	15,740,696

	2010
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in thousands)
Greek government bonds	10,448,865	-	(3,020,542)	7,428,323
Debt securities issued by other governments and public sector entities	3,671,148	92,991	(3,433)	3,760,706
Corporate debt securities issued by companies incorporated in Greece	1,381,722	3	(272,516)	1,109,209
Corporate debt securities issued by companies incorporated outside Greece	1,414,465	66,649	(58,822)	1,422,292
Equity securities issued by companies incorporated in Greece	145,444	1,535	(483)	146,496
Equity securities issued by companies incorporated outside Greece	145,022	4,394	(2,918)	146,498
Mutual Fund units	510,566	6,296	(17,516)	499,346
Total available-for-sale securities	17,717,232	171,868	(3,376,230)	14,512,870

The following table presents the fair value and the associated unrealized losses of available-for-sale securities in an unrealized loss position as at December 31, 2009. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

	2009
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in thousands)
Available-for-sale securities
Greek government bonds	3,948,467(1)	(269,737)	2,911,806(2)	(392,094)	6,860,273(3)	(661,831)
Debt securities issued by other governments and public sector entities	193,460(1)	(1,170)	666,192(2)	(36,466)	859,652(3)	(37,636)
Corporate debt securities issued by companies incorporated in Greece	302,369(1)	(25,307)	151,616(2)	(48,590)	453,985(3)	(73,897)
Corporate debt securities issued by companies incorporated outside Greece	170,609(1)	(14,304)	473,102(2)	(78,660)	643,711(3)	(92,964)
Equity securities issued by companies incorporated in Greece	6,053	(1,099)	2,921	(537)	8,974	(1,636)
Equity securities issued by companies incorporated outside Greece	141	(16)	2,947	(1,683)	3,088	(1,699)
Mutual Fund units	84,952	(914)	199,163	(18,495)	284,115	(19,409)
Total available-for-sale securities	4,706,051(1)	(312,547)	4,407,747(2)	(576,525)	9,113,798(3)	(889,072)

(1)	The fair value amounts relating to the debt securities in an unrealized loss position for less than 12 months have been restated by EUR 1,060 million, EUR 3 million, EUR 60 million, EUR 25 million and EUR 1,148 million, respectively.
(2)	The fair value amounts relating to the debt securities in an unrealized loss position for 12 months or longer have been restated by EUR 253 million, EUR 6 million, EUR 63 million, EUR 75 million and EUR 397 million, respectively.
(3)	The fair value amounts relating to the total debt securities in an unrealized loss position have been restated by EUR 1,313 million, EUR 9 million, EUR 124 million, EUR 100 million and EUR 1,545 million, respectively.
These restatements were performed to correct an inadvertent error in the presentation of these amounts.

The following table presents the fair value and the associated unrealized losses of available-for-sale securities in an unrealized loss position as at December 31, 2010. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

	December 31, 2010
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in thousands)
Available-for-sale securities
Greek government bonds	2,826,585	(718,432)	4,249,574	(2,302,110)	7,076,159	(3,020,542)
Debt securities issued by other governments and public sector entities	149,404	(2,966)	46,623	(467)	196,027	(3,433)
Corporate debt securities issued by companies incorporated in Greece	474,040	(30,253)	632,081	(242,263)	1,106,121	(272,516)
Corporate debt securities issued by companies incorporated outside Greece	112,656	(4,294)	417,257	(54,528)	529,913	(58,822)
Equity securities issued by companies incorporated in Greece	1,334	(453)	127	(30)	1,461	(483)
Equity securities issued by companies incorporated outside Greece	14,829	(2,040)	2,024	(878)	16,853	(2,918)
Mutual Fund units	248,259	(4,209)	131,327	(13,307)	379,586	(17,516)
Total available-for-sale securities	3,827,107	(762,647)	5,479,013	(2,613,583)	9,306,120	(3,376,230)

The scheduled maturities of available-for-sale securities at December 31, 2010 were as follows:
	Available-for-Sale Securities
	Amortized	Fair
	Cost	Value
	(EUR in thousands)
Due in one year or less	1,303,644	1,283,456
Due from one to five years	6,471,329	5,943,721
Due from five to ten years	4,905,568	3,820,202
Due after ten years	4,235,659	2,673,151
Total debt securities	16,916,200	13,720,530
Other non debt securities	801,032	792,340
Total	17,717,232	14,512,870

During 2010, the Group, in accordance with its policy regarding transfers of investments between categories (see Note 3), and due to the current crisis in the Greek bond markets, transferred certain trading securities with fair value at the date of the reclassification EUR 1,357.0 million to available-for-sale and certain available-for-sale securities with fair value at the date of the reclassification EUR 1,912.6 million into held-to-maturity because it now intends to hold these bonds until maturity.

Available for sale securities include securities that are pledged as collateral of EUR 3,891 million and EUR 7,191 million as at December 31, 2009 and 2010, respectively.

The following table presents the net gains / (losses) on available-for-sale securities for 2008, 2009 and 2010.
	2008	2009	2010
	(EUR in thousands)
Gross realized gains on sales of available for sale portfolio	31,331	398,149	198,281
Gross realized losses on sales of available for sale portfolio	(5,144)	(48,220)	(132,741)
Other-Than-Temporary-Impairment of available for sale debt securities	(4,165)	(151,474)	-
Other-Than-Temporary-Impairment of available for sale equity securities and mutual funds	(13,607)	(206,854)	(89,497)
Net gains/(losses) on sales of available for sale securities	8,415	(8,399)	(23,957)

Held-to-maturity securities

The amortized cost of held-to-maturity securities and their approximate fair values at December 31, comprised:
	2010
Held-to-maturity securities		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in thousands)
Greek government bonds	3,501,126	-	(991,075)	2,510,051
Debt securities issued by other governments and public sector entities	105,671	8,263	(2,161)	111,773
Corporate debt securities issued by companies incorporated outside Greece	5,000	-	-	5,000
Total held-to-maturity securities	3,611,797	8,263	(993,236)	2,626,824

The following table presents the fair value and the associated unrealized losses of held-to-maturity securities in an unrealized loss position as at December 31, 2010. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

As at December 31, 2009, the carrying amount of the Group’s held-to-maturity investment securities was EUR 99.6 million with total net unrealized gains of EUR 0.6 million.

	2010
	Less than 12 months		12 months or longer		Total
	Fair	Unrecognized	Fair	Unrecognized	Fair	Unrecognized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in thousands)
Held to maturity investments
Greek government bonds	1,311,591	(285,573)	1,198,461	(705,502)	2,510,052	(991,075)
Debt securities issued by other governments and public sector entities	-	-	19,194	(2,161)	19,194	(2,161)
Total held to maturity investments	1,311,591	(285,573)	1,217,655	(707,663)	2,529,246	(993,236)

The scheduled maturities of held-to-maturity securities at December 31, 2010 were as follows:
	Held-to-Maturity Securities
	Amortized	Fair
	Cost	Value
	(EUR in thousands)
Due in one year or less	172,444	168,820
Due from one to five years	1,346,954	1,104,485
Due from five to ten years	1,946,552	1,228,937
Due after ten years	145,847	124,582
Total	3,611,797	2,626,824

During 2010, the Group, in accordance with its policy regarding transfers of investments between categories (Note 3), and due to the current crisis in the Greek bond markets, transferred certain Greek government bonds from trading and available-for-sale into held-to-maturity because it now intends to hold these bonds until maturity. The fair value of these bonds at the date of transfer was EUR 2,203.3 million and became the new amortized cost at that date. The transfers did not affect the length of the period that these securities are in an unrealized loss position. Excluded from the unrecognized losses presented in the table above are EUR 171.0 million unrealized losses, which relate to the unamortized balance of the unrealized losses (before tax) that have been recorded in OCI prior to the reclassification. EUR 169.1 million of these losses relate to securities that have been in an unrealized loss position for 12 months or longer.

Held to maturity securities include securities that are pledged as collateral of nil and EUR 1,729 million as at December 31, 2009 and 2010, respectively.

Other-Than-Temporary-Impairment

The assessment for Other-Than-Temporary-Impairment (“OTTI”) of available-for-sale and held-to-maturity debt securities and available-for-sale marketable equity securities and mutual fund units is based on a variety of factors, including the length of time and extent to which the market value has been less than cost, the financial condition of the issuer of the security, and our intent and ability to hold the security to recovery. In particular, regarding equity securities and mutual fund units, as part of our impairment analysis, we frequently update our expectations based on actual historical evidence that recovery has not yet occurred. Specifically, when unrealized losses persist, we obtain greater and more detailed objective evidence regarding the future earnings potential and the underlying business economics of the issuers and the share price trend.

The vast majority of our unrealized losses in debt securities comprise of Greek government bonds, for which the bank is a market maker, and other debt instruments issued by Greek financial institutions. Except for debt securities that the Group intends to sell, the unrealized losses associated with the debt securities are not considered to be other than temporary because the Group neither intends nor expects it will be required to sell these debt securities before the recovery of their amortized cost basis, and the Group has determined that a credit loss does not exist in relation to these securities because it does not expect that they will default on any payment due. A key factor considered in this assessment was the existence of the IMF/eurozone Stabilization and Recovery Program for Greece, agreed in May 2010, which reduces the probability of default by the Hellenic Republic, and the existence of the Hellenic Republic bank support plan and the Financial Stability Fund that significantly reduce the likelihood of default of the Greek banks.

During 2010 the Group recognized OTTI in relation to the majority of its equity securities and mutual fund units held with significant and prolonged unrealized losses. In particular, the Group recognized OTTI for all equity securities and mutual fund units for which an OTTI was recognized in previous years and as at December 31, 2010 were in an unrealized loss position. As at December 31, 2010, gross unrealized losses existing for twelve months or more for equity securities are not material and all mutual fund units with unrealized losses existing for twelve months or more were not considered impaired as the losses were not significant to the respective investments held.